RISK AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
RISK AND UNCERTAINTIES
RISK AND UNCERTAINTIES

NOTE 9 – RISK AND UNCERTAINTIES

The Plan invests in various investment securities. Investment securities are subject to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

As of December 31, 2025, the Plan had investments of $8,142,095 in Pathroad Tactical Capital  Appreciation and Income Fund and $7,290,414 in Pathroad Tactical Balanced Growth and Income Fund representing more than 10% of the total assets available for plan benefits. As of December 31, 2024, the Plan had investments of $7,083,405 in Pathroad Tactical Capital Appreciation and Income Fund and $6,386,278 in Pathroad Tactical Balanced Growth and Income Fund representing more than 10% of total assets.